UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370 Norcross, GA	30092-6541
(Address of principal executive offices)	(Zip code)

Michael B. Orkin
5185 Peachtree Parkway, Suite 370
Norcross, GA 30092-6541
(Name and address of agent for service)

Registrant's telephone number, including area code:	678-533-7850

Date of fiscal year end:	4/30

Date of reporting period:	1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Caldwell & Orkin Market Opportunity Fund
Schedule of Investments
 January 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks - Long — 65.25%

Aerospace & Defense — 1.53%
General Dynamics Corp.	4,300	$778,644
Northrop Grumman Corp.	3,500	801,780
Raytheon Co.	2,800	403,648
		1,984,072
Apparel Retail — 0.44%
TJX Cos., Inc./The	7,700	576,884

Apparel, Accessories & Luxury Goods — 1.02%
Lululemon Athletica, Inc. *	19,600	1,323,196

Asset Management & Custody Banks — 2.01%
Apollo Global Management LLC	61,900	1,314,756
Blackstone Group LP/The	21,400	655,482
KKR & Co. LP	36,600	635,376
		2,605,614
Automobile Manufacturers — 0.98%
General Motors Co.	34,600	1,266,706

Broadcasting — 1.82%
CBS Corp. - Class B	20,500	1,322,045
Scripps Networks Interactive, Inc. - Class A	13,600	1,035,776
		2,357,821
Building Products — 1.16%
Fortune Brands Home & Security, Inc.	27,400	1,510,562

Cable & Satellite — 0.53%
Comcast Corp. - Class A	9,200	693,864

Casinos & Gaming — 0.59%
MGM Resorts International *	26,500	763,200

Construction Machinery & Heavy Trucks — 0.00%
Allison Transmission Holdings, Inc.	100	3,498

Construction Materials — 1.42%
Eagle Materials, Inc.	4,500	470,610
Vulcan Materials Co.	10,700	1,373,131
		1,843,741
Consumer Finance — 1.70%
SLM Corp. *	77,700	923,076
Synchrony Financial	35,800	1,282,356
		2,205,432
Copper — 0.67%
Freeport-McMoRan, Inc. *	52,300	870,795

Data Processing & Outsourced Services — 2.05%
Fidelity National Information Services, Inc.	17,600	1,397,792
Paychex, Inc.	21,000	1,266,090
		2,663,882

Caldwell & Orkin Market Opportunity Fund
Schedule of Investments
January 31, 2017 (Unaudited)

Shares	Fair Value
Diversified Banks — 5.83%
Banco Bradesco SA	175,300	$1,810,849
Bank of America Corp.	67,100	1,519,144
Citigroup, Inc.	22,600	1,261,758
HDFC Bank Ltd.	24,100	1,661,213
JPMorgan Chase & Co.	15,400	1,303,302
		7,556,266
Diversified Capital Markets — 2.08%
Deutsche Bank AG *	135,700	2,701,787

Diversified Chemicals — 1.04%
Dow Chemical Co./The	22,600	1,347,638

Diversified Support Services — 1.41%
Cintas Corp.	15,700	1,822,927

Environmental & Facilities Services — 0.61%
Republic Services, Inc.	13,900	797,582

General Merchandise Stores — 1.06%
Ollie's Bargain Outlet Holdings, Inc. *	45,200	1,380,860

Home Entertainment Software — 1.11%
Electronic Arts, Inc. *	17,200	1,434,996

Home Furnishings — 0.92%
Mohawk Industries, Inc. *	5,500	1,187,120

Homebuilding — 0.58%
D.R. Horton, Inc.	25,300	756,723

Hypermarkets & Super Centers — 0.32%
Costco Wholesale Corp.	2,500	409,875

Industrial Conglomerates — 0.40%
General Electric Co.	17,300	513,810

Industrial Machinery — 1.62%
Illinois Tool Works, Inc.	11,300	1,437,360
Xylem, Inc.	13,500	665,685
		2,103,045
Investment Banking & Brokerage — 0.51%
Goldman Sachs Group, Inc./The	2,900	665,028

IT Consulting & Other Services — 0.59%
International Business Machines Corp.	4,400	767,888

Managed Health Care — 2.04%
UnitedHealth Group, Inc.	16,300	2,642,230

Movies & Entertainment — 2.78%
Time Warner, Inc.	18,200	1,762,670
Twenty-First Century Fox, Inc.	16,900	530,322
Viacom, Inc. - Class B	31,200	1,314,768
		3,607,760

Caldwell & Orkin Market Opportunity Fund
Schedule of Investments
January 31, 2017 (Unaudited)

Shares	Fair Value
Oil & Gas Drilling — 1.59%
Patterson-UTI Energy, Inc.	51,400	$1,441,256
Unit Corp. *	23,700	616,200
		2,057,456
Oil & Gas Equipment & Services — 2.08%
Halliburton Co.	23,600	1,335,052
RPC, Inc.	63,000	1,355,760
U.S. Silica Holdings, Inc.	100	5,914
		2,696,726

Oil & Gas Exploration & Production — 6.00%
Carrizo Oil & Gas, Inc. *	27,000	954,720
Concho Resources, Inc. *	4,000	557,760
Continental Resources, Inc. *	24,700	1,199,432
Diamondback Energy, Inc. *	6,500	683,605
Oasis Petroleum, Inc. *	27,500	388,850
Pioneer Natural Resources Co.	4,300	774,989
QEP Resources, Inc. *	22,100	385,424
RSP Permian, Inc. *	25,900	1,102,304
Whiting Petroleum Corp. *	99,400	1,102,346
WildHorse Resource Development Corp. *	43,300	629,149
		7,778,579
Packaged Foods & Meats — 1.12%
Kraft Heinz Co./The	16,200	1,446,498

Personal Products — 0.40%
Avon Products, Inc. *	89,000	522,430

Regional Banks — 1.21%
KeyCorp	87,000	1,563,390

Renewable Electricity — 1.17%
TerraForm Power, Inc. - Class A *	128,400	1,524,108

Restaurants — 0.21%
Panera Bread Co. - Class A *	1,300	271,778

Semiconductor Equipment — 0.67%
Applied Materials, Inc.	100	3,425
Lam Research Corp.	7,500	861,450
		864,875
Semiconductors — 1.05%
Broadcom Ltd.	2,800	558,600
Texas Instruments, Inc.	10,700	808,278
		1,366,878
Soft Drinks — 1.26%
PepsiCo, Inc.	15,700	1,629,346

Specialized REITs — 1.10%
Digital Realty Trust, Inc.	13,300	1,431,479

Specialty Chemicals — 2.41%
Albemarle Corp.	16,800	1,556,352
Ecolab, Inc.	13,100	1,573,703
		3,130,055

Caldwell & Orkin Market Opportunity Fund
Schedule of Investments
January 31, 2017 (Unaudited)

Shares	Fair Value
Specialty Stores — 1.02%
Dick's Sporting Goods, Inc.	25,600	$1,320,960

Steel — 0.60%
Nucor Corp.	13,500	784,215

Systems Software — 1.31%
Microsoft Corp.	26,200	1,693,830

Technology Hardware, Storage & Peripherals — 1.10%
3D Systems Corp.	39,300	648,057
Western Digital Corp.	9,700	773,381
		1,421,438
Water Utilities — 1.25%
American Water Works Co., Inc.	22,000	1,615,680

Wireless Telecommunication Services — 0.88%
T-Mobile US, Inc. *	18,400	1,145,768

Total Common Stocks - Long (Cost $79,974,435)		84,630,291

Exchange-Traded Funds - Long — 6.71%
iShares MSCI Brazil Capped ETF	36,200	1,334,694
iShares TIPS Bond ETF	24,300	2,774,574
PowerShares India Portfolio	64,100	1,315,332
Vanguard Short-Term Inflation-Protected Securities ETF	26,400	1,303,896
WisdomTree India Earnings Fund	92,400	1,980,132

Total Exchange-Traded Funds - Long (Cost $8,620,556)		8,708,628

Purchased Call Options — 0.64%
Amazon.com, Inc., Call @ $800, Expiring April 2017	22	114,620
Bank of America Corp., Call @ $23, Expiring May 2017	1,818	207,252
Dicks Sporting Goods, Inc., Call @ $52.50, Expiring June 2017	160	62,400
Dicks Sporting Goods, Inc., Call @ $55, Expiring June 2017	197	61,070
Lululemon Athletica, Inc., Call @ $67.50, Expiring June 2017	120	65,400
Viacom, Inc., Call @ $35, Expiring March 2017	420	316,680

Total Purchased Call Options (Cost $705,299)		827,422

Purchased Put Options — 1.06%
Alliance Data Systems Corp., Put @ $230, Expiring June 2017	102	162,180
Control4 Corp., Put @ $10, Expiring April 2017	2,128	180,880
Control4 Corp., Put @ $12.50, Expiring April 2017	234	51,480
Fossil Group, Inc., Put @ $30, Expiring March 2017	235	117,500
Nvidia Corp., Put @ $100, Expiring June 2017	55	41,525
Powershares QQQ Trust Series 1, Put @ $120, Expiring February 2017	2,610	75,690
SPDR S&P 500 ETF, Put @ $225, Expiring February 2017	3,300	339,900
Tempur Sealy International, Inc., Put @ $65, Expiring June 2017	165	363,000
Zillow Group, Inc., Put @ $35, Expiring February 2017	333	38,295

Total Purchased Put Options (Cost $1,839,938)		1,370,450

Caldwell & Orkin Market Opportunity Fund
Schedule of Investments
January 31, 2017 (Unaudited)

Shares	Fair Value
Money Market Funds — 23.91%

First American Treasury Obligations Fund - Class Z, 0.41% (a)(b)	31,009,393	$31,009,393

Total Money Market Funds (Cost $31,009,393)		31,009,393

Total Investments – 97.57% (Cost $122,149,621)		126,546,184

Other Assets in Excess of Liabilities – 2.43%		3,153,751
NET ASSETS – 100.00%		$129,699,935

*	Non-income producing security.
(a)	Rate disclosed is the seven day effective yield as of January 31, 2017.
(b)	A portion of the security is held as collateral for short sales activity. As of January 31, 2017, the amount held as collateral was $25,000,000.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

Caldwell & Orkin Market Opportunity Fund
Schedule of Securities Sold Short
January 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks - Short — (10.45)%

Asset Management & Custody Banks — (0.94)%
Franklin Resources, Inc.	(100)	$(3,974)
WisdomTree Investments, Inc.	(118,100)	(1,216,430)
		(1,220,404)
Automotive Retail — (0.01)%
CarMax, Inc. *	(100)	(6,671)

Computer & Electronics Retail — 0.00%
Sonic Automotive, Inc. - Class A	(100)	(2,340)

Consumer Finance — (0.83)%
Capital One Financial Corp.	(7,400)	(646,686)
Credit Acceptance Corp. *	(100)	(20,528)
OneMain Holdings, Inc. *	(18,000)	(402,840)
Santander Consumer USA Holdings, Inc. *	(100)	(1,322)
		(1,071,376)
Data Processing & Outsourced Services — (1.06)%
Alliance Data Systems Corp.	(6,000)	(1,370,280)

Diversified Banks — (0.49)%
Westpac Banking Corp.	(26,400)	(637,296)

Electrical Components & Equipment — (1.04)%
Acuity Brands, Inc.	(6,500)	(1,346,995)

Electronic Equipment & Instruments — (0.42)%
Control4 Corp. *	(50,800)	(547,624)

Food Retail — 0.00%
Sprouts Farmers Market, Inc. *	(100)	(1,867)

General Merchandise Stores — (0.30)%
Big Lots, Inc.	(7,900)	(395,000)

Health Care Facilities — 0.00%
Community Health Systems, Inc. *	(100)	(640)

Homefurnishing Retail — 0.00%
Aaron's, Inc.	(100)	(3,094)

Industrial Machinery — (0.01)%
Snap-on, Inc.	(100)	(18,153)

Internet Software & Services — (1.78)%
Endurance International Group Holdings, Inc. *	(103,600)	(797,720)
Zillow Group, Inc. *	(41,900)	(1,507,562)
		(2,305,282)
IT Consulting & Other Services — (0.10)%
Infosys Ltd.	(9,300)	(128,061)

Caldwell & Orkin Market Opportunity Fund
Schedule of Securities Sold Short
January 31, 2017 (Unaudited)

Shares	Fair Value
Motorcycle Manufacturers — (0.98)%
Harley-Davidson, Inc.	(22,200)	$(1,266,288)

Oil & Gas Drilling — (0.37)%
Transocean Ltd. *	(34,100)	(476,377)

Packaged Foods & Meats — (0.01)%
Post Holdings, Inc. *	(100)	(8,368)

Residential REITs — (1.38)%
Apartment Investment & Management Co. - Class A	(14,700)	(647,829)
Camden Property Trust	(6,300)	(526,491)
Equity Residential	(10,200)	(619,854)
		(1,794,174)
Restaurants — (0.28)%
DineEquity, Inc.	(5,300)	(363,474)

Specialty Stores — (0.45)%
Signet Jewelers Ltd.	(7,500)	(582,525)
Tractor Supply Co.	(100)	(7,367)
		(589,892)

Total Common Stocks - Short (Proceeds Received $13,879,371)		(13,553,656)

Exchange-Traded Funds - Short — (3.51)%
iShares 20+ Year Treasury Bond ETF	(21,600)	(2,594,160)
iShares 3-7 Year Treasury Bond ETF	(100)	(12,287)
Powershares QQQ Trust Series 1	(15,600)	(1,943,292)

Total Exchange-Traded Funds - Short (Proceeds Received $4,573,548)		(4,549,739)

Total Securities Sold Short – (13.96)% (Proceeds Received $18,452,919)		$(18,103,395)

*	Non-income producing security.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

As of January 31, 2017, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$1,139,495
Unrealized depreciation	(1,779,706)
Net unrealized appreciation	(640,211)

Aggregate cost of securities for federal income tax purposes	$109,083,000

Caldwell & Orkin Market Opportunity Fund
Related Notes to Schedule of Investments
January 31, 2017 (Unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open‐end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select‐100 Fund, Inc. and consisted of only one portfolio, The OTC Select‐100 Fund. The shareholders of The OTC Select‐100 Fund subsequently approved changing the corporate name from The OTC Select‐100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select‐100 Fund. As a result of such amendment, The OTC Select‐100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s investment objective is to provide long‐term capital growth with a short‐term focus on capital preservation. C&O Funds Advisor, Inc. (the “Adviser”) uses a catalyst‐driven, multi‐dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return. The Adviser utilizes an investment philosophy based upon sophisticated exploitation of the low‐risk anomaly. The low‐risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. The Adviser takes the opposite view – we believe that lower risk can result in higher return.

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation
Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, including short‐term investments, are typically valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements
A three‐tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 –   Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability.

Caldwell & Orkin Market Opportunity Fund
Related Notes to Schedule of Investments
January 31, 2017 (Unaudited)

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments and other financial instruments:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Common Stocks	$84,630,291	$-	$-	$84,630,291
Exchange-Traded Funds	8,708,628	-	-	8,708,628
Purchased Options
Call Options	827,422	-	-	827,422
Put Options	1,007,450	363,000	-	1,370,450
Money Market Funds	31,009,393	-	-	31,009,393
Total	$126,183,184	$363,000	$-	$126,546,184

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(13,553,656)	$-	$-	$(13,553,656)
Exchange-Traded Funds	(4,549,739)	-	-	(4,549,739)
Total	$(18,103,395)	$-	$-	$(18,103,395)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of January 31, 2017 based on input levels assigned at April 30, 2016.

Use of Derivatives
Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Caldwell & Orkin Market Opportunity Fund
Related Notes to Schedule of Investments
January 31, 2017 (Unaudited)

Securities Transactions and Related Investment Income
The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex‐ dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Cash
The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments.

Short Sales and Segregated Cash
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s net assets. At January 31, 2017, the Fund had approximately 14% of its net assets in short positions.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Caldwell & Orkin Funds, Inc.

By	/s/ Michael B. Orkin
Michael B. Orkin, President and Principal Executive Officer

Date	3/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael B. Orkin
Michael B. Orkin, President and Principal Executive Officer

Date	3/13/2017

By	/s/ David R. Bockel Jr.
David R. Bockel, Jr., Treasurer and Principal Financial Officer

Date	3/13/2017